Document and Entity Information	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	MALVERN BANCORP, INC.
Entity Central Index Key	0001550603
Entity Emerging Growth Company	false
Entity File Number	000-54385
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	45-5307782
Entity Address, Address Line One	42 East Lancaster Avenue
Entity Address, City or Town	Paoli
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19301
City Area Code	610
Local Phone Number	644-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLVF
Security Exchange Name	NASDAQ